Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Junpu Jiyuan [Member]
Other Non-Current Assets [Line Items]
Equity investment	$ 27,366	$ 26,715
Xiamen Hualiu Boying Film & Media Co., Ltd [Member]
Other Non-Current Assets [Line Items]
Equity investment	17,075	$ 8,527
Wanyee Trading Company Limited [Member]
Other Non-Current Assets [Line Items]
Prepayment for brand authorization	$ 4,460,000